Investment Strategy	Sep. 30, 2024
VIRTUS TACTICAL ALLOCATION FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following disclosure hereby replaces the fourth sentence of the second paragraph in the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the summary section of the Trust’s Statutory Prospectus applicable to the Fund:

The fixed income allocation may be invested directly or indirectly in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate and may include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics), mortgage-backed and asset-backed, collateralized mortgage obligations, real estate mortgage investment conduits, and other pass-through securities, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds that invest in one or more sectors of fixed income securities, which may include affiliated funds that are also managed by the fund’s subadviser.